RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative)																																			1 Months Ended				9 Months Ended		12 Months Ended
	Apr. 28, 2026 USD ($)	Feb. 12, 2026 USD ($)	Feb. 12, 2026 AUD ($)	Oct. 17, 2025 USD ($)	Oct. 17, 2025 AUD ($)	Aug. 21, 2025 USD ($)	Aug. 21, 2025 AUD ($)	Aug. 19, 2025 USD ($)	Aug. 19, 2025 AUD ($)	Jun. 13, 2025 USD ($)	May 04, 2025 USD ($)	May 04, 2025 AUD ($)	Apr. 12, 2025 USD ($)	Mar. 05, 2025 shares	Jan. 23, 2025 USD ($) shares	Jan. 05, 2025 shares	Dec. 03, 2024 USD ($)	Aug. 01, 2024 USD ($)	Jul. 05, 2023 USD ($) $ / shares shares	Oct. 26, 2022 USD ($)	Oct. 26, 2022 AUD ($)	Aug. 01, 2022 USD ($)	Aug. 01, 2022 AUD ($)	May 04, 2022 USD ($)	May 04, 2022 AUD ($)	Aug. 12, 2021 USD ($) shares	May 14, 2019 USD ($)	May 14, 2019 AUD ($)	Mar. 16, 2018 USD ($)	Mar. 16, 2018 AUD ($)	May 05, 2016 USD ($)	May 05, 2016 AUD ($)	Feb. 25, 2015 USD ($)	Feb. 25, 2015 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 AUD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 AUD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2023	Jun. 30, 2021 USD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2026 AUD ($)	Oct. 01, 2025 AUD ($)	Sep. 30, 2025	Aug. 14, 2025 USD ($)	Aug. 14, 2025 AUD ($)	Jul. 03, 2025 USD ($)	Jul. 03, 2025 AUD ($)	Jun. 30, 2025 AUD ($)	Jun. 13, 2025 AUD ($)	Apr. 12, 2025 AUD ($)	Apr. 02, 2025 AUD ($)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 AUD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 03, 2024 AUD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 AUD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Aug. 01, 2024 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	May 31, 2024 USD ($)	May 04, 2024	Apr. 02, 2024 AUD ($)	Feb. 28, 2024 AUD ($)	Nov. 30, 2023 USD ($)	Jul. 05, 2023 AUD ($)	May 05, 2016 AUD ($)
Related Party Transaction [Line Items]
Lessee, Operating Lease, Description																															Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022	Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022
Payments for rent																																									$ 40,932		$ 26,560
Rent payable																																			$ 131,684						82,363		131,684					$ 119,159							$ 200,402
Investor loan, value																																																											$ 70,315									$ 57,639	$ 85,000				$ 71,629				$ 71,629
Repayment of loan	$ 16,188	$ 16,428						$ 7,774	$ 12,000
Interest expenses	4,793	4,805
Issue of warrants | shares														2,040		2,040			10
Loan payable - long term																																			105,627								105,627
Bonus payable																																			130,106	$ 198,000			$ 16,070	$ 25,000
Accrued salaries																																			132,734						139,622		132,734					202,000							$ 202,000
Employee related liabilities current																																			667,901						754,038		667,901
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Bonus payable																																														$ 166,418	$ 221,890
Remaining bonus amount																																					$ 102,195	$ 150,000					$ 273,051	$ 415,540
Director [Member]
Related Party Transaction [Line Items]
Investor loan, value																																																			$ 78,249	$ 120,000	$ 78,249	$ 120,000
Maximum [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate																																																																										8.00%
New Three-Year Operating Lease Agreement [Member]
Related Party Transaction [Line Items]
Lessee operating lease term																								3 years	3 years
Payments for rent																								$ 2,176	$ 3,000
Loan Agreement [Member]
Related Party Transaction [Line Items]
Investor loan, value										$ 9,675			$ 39,625				$ 113,485	$ 98,060																																						$ 15,000	$ 63,188						$ 9,731	$ 15,000	$ 175,000	$ 9,731	$ 15,000			$ 150,000	$ 79,811	$ 120,000
Repayment of loan								39,625
Debt instrument maturity date										Jun. 30, 2025			Jun. 30, 2025				Feb. 28, 2025	Nov. 01, 2024
Debt instrument loan bears interest rate										12.00%			12.00%				12.00%	12.00%
Debt instrument interest rate										18.00%			18.00%				18.00%	18.00%																																						18.00%	18.00%								18.00%					18.00%	12.00%	12.00%
Debt instrument strike price																		35.00%
Loans payable																																																										$ 105,000		$ 70,000															$ 105,000	$ 70,000
Letter Agreement [Member]
Related Party Transaction [Line Items]
Investor loan, value																			$ 153,256																																										$ 15,485	$ 25,000																$ 230,000
Debt instrument maturity date																			Jul. 05, 2026
Debt instrument interest rate																			10.00%																																																											10.00%
Term of agreement																			3 years
Issue of warrants | shares																			10
Share price | $ / shares																			$ 15,000
Nathanielsz Employment Agreement [Member]
Related Party Transaction [Line Items]
Expired date																																	Feb. 25, 2019	Feb. 25, 2019
Base salary per month																																		$ 25,000
Annual salary																				$ 414,900	$ 600,000												$ 205,680	$ 300,000
Percentage of pension of monthly salary																																													9.50%
Percentage of bonus of annual base salary																																											200.00%	200.00%
Nathanielsz Employment Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Annual salary																						$ 414,900	$ 600,000						$ 274,240	$ 400,000
Percentage of bonus of annual base salary																																	200.00%	200.00%									100.00%	100.00%
Nathanielsz Employment Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Annual salary																						309,313	400,000						$ 205,680	$ 300,000
Mrs. Nathanielsz [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Bonus payable																																														$ 316,957	$ 422,610
Former Director [Member]
Related Party Transaction [Line Items]
Other Liabilities, Current																																			29,759								$ 29,759
Loans payable															$ 74,395																				49,528						0		49,528
Former Director [Member] | Debt Exchange [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash, shares | shares															1,200
Settlement of loans for shares of common stock															$ 74,395
Issue of warrants | shares															1,200
Investor [Member]
Related Party Transaction [Line Items]
Investor loan, value																																																			$ 78,249	$ 120,000
Repayment of loan	16,188	16,428
Interest expenses	$ 4,793	4,805
Debt instrument interest rate																																																		12.00%
Josef Zelinger [Member]
Related Party Transaction [Line Items]
Loans payable																																																																									$ 71,629				$ 71,629
Repayment of loan		1,957	$ 3,000
Interest expenses		$ 319
Related Party [Member]
Related Party Transaction [Line Items]
Loans payable																																			415,329						460,809		415,329																									$ 57,639	$ 85,000
Repayment of loan								$ 9,675
Debt instrument interest rate																																																		12.00%
Loan principal amount repaid						$ 150,808	$ 235,188
Loan accrued interest repaid						$ 3,994	$ 6,205
Loan payable - long term																																			$ 105,627						0		$ 105,627
Mrs. Nathanielsz [Member]
Related Party Transaction [Line Items]
Annual salary				$ 103,680
Mrs. Nathanielsz [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Annual salary					$ 150,000
Mrs. Nathanielsz [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Annual salary					$ 120,000
Mr. Nathanielsz [Member]
Related Party Transaction [Line Items]
Officers compensation																																									228,096	$ 330,000
Bonus payable																																									115,247	172,939
Remaining balance of bonus payable																																									395,825							572,664
Mr. Nathanielsz [Member] | Board of Directors [Member]
Related Party Transaction [Line Items]
Officers compensation																						$ 96,810	$ 140,000			$ 177,840
Debt conversion, converted instrument, shares issued | shares																										4
Mr. Nathanielsz [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Annual salary																											$ 309,313	$ 400,000
Dr. Kenyon [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Annual salary																											$ 41,580	$ 54,000
Agreement term																											3 years	3 years
Option term																											10 years	10 years
Director's fee																																																	$ 45,000
Dr Ralf Brant [Member] | Director [Member]
Related Party Transaction [Line Items]
Consulting fees																																									85,019	125,563
Accounts payable																																									9,200							$ 13,310
Mr Joseph Himy [Member] | Director [Member]
Related Party Transaction [Line Items]
Consulting fees																																									12,481
Mr Carlo Campiciano [Member] | Director [Member]
Related Party Transaction [Line Items]
Consulting fees																																									$ 25,628	$ 37,850
North Horizon Pty Ltd [Member]
Related Party Transaction [Line Items]
Lessee operating lease term																															5 years																																																5 years
Annual rental payments																															$ 28,325	$ 39,600
Goods and service tax																															2,575	$ 3,600
North Horizon Pty Ltd [Member] | Three Year Operating Lease Agreement [Member]
Related Party Transaction [Line Items]
Payments for rent																								$ 2,176	$ 3,000
North Horizon Pty Ltd [Member] | One Year Operating Lease Agreement [Member]
Related Party Transaction [Line Items]
Payments for rent											$ 2,127	$ 3,300
North Horizon Pty Ltd [Member] | Nathanielsz [Member]
Related Party Transaction [Line Items]
Rent amount																															$ 141,629																																																$ 198,000